Cost Of Sales (Schedule Of Cost Of Sales) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Component Of Cost Of Sales [Line Items]
Production and delivery	$ 93,748,000		$ 121,155,000
Depreciation and depletion	20,244,000		28,153,000
Write-down of carrying value of inventory	25,890,000		18,936,000
Write-down of carrying value of property, plant and equipment	15,245,000		16,605,000
Cost of sales during mine operations	155,127,000		184,849,000
Cost of sales during idled mine period	52,958,000	[1]
Cost of sales	208,085,000		184,849,000
SouthGobi Resources Ltd. [Member]
Component Of Cost Of Sales [Line Items]
Cost of sales	135,335,000	[2]	184,849,000	[3]
Idled Mine Period [Member] | SouthGobi Resources Ltd. [Member]
Component Of Cost Of Sales [Line Items]
Depreciation expense included in cost of sales during idled mine period	$ 33,400,000		$ 0

[1]	Cost of sales during idled mine period for the year ended December 31, 2012 includes $33.4 million (2011 - $nil) of depreciation expense. The depreciation expense relates to SouthGobi's idled plant and equipment.
[2]	During the year ended December 31, 2012, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the two largest customers was $21.3 million and $16.0 million, respectively.
[3]	During the year ended December 31, 2011, all of SouthGobi's revenue arose from coal sales in Mongolia. Revenue from the three largest customers was $82.4 million, $39.4 million and $35.8 million, respectively.